Non-current assets held for sale - Schedule of non-current assets classified as held for sale (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	€ 34,159	€ 34,073
Other assets	9,193	10,082
Non-current assets or disposal groups classified as held for sale	3,151	3,453
Non-current assets held for sale
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	3,125	3,435
Other assets	26
Non-current assets or disposal groups classified as held for sale	3,151	3,453
Non-current assets held for sale | Foreclosed assets
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	2,912	3,101
Other tangible assets held for sale	213	334
Other assets		18
Non-current assets held for sale | Spain | Foreclosed assets
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	€ 2,335	€ 2,596